Exhibit 99.1

SERVICER’S MONTHLY CERTIFICATE

MECHANICS BANK

PURSUANT TO SECTION 4.09 OF THE SALE AND SERVICING AGREEMENT

March 10, 2017

This Servicer’s Monthly Certificate is delivered in connection with the sale by Mechanics Bank, a California corporation licensed and authorized to transact a banking business (“Mechanics Bank”) to California Republic Auto Receivables Trust 2017-1 (the “Issuer”) of the Depositor Conveyed Assets pursuant to a sale and servicing agreement, dated as of February 1, 2017 (the “Sale and Servicing Agreement”), among the Issuer, California Republic Funding LLC (the “Depositor”), Mechanics Bank and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”). All capitalized terms used but not defined herein shall have the meaning assigned thereto in the Sale and Servicing Agreement.

The undersigned, a Responsible Officer of the Company, hereby certifies that:

    (a)       No Event of Default, Servicer Replacement Event has occurred and is continuing;

    (b)       The information contained in Annex A, attached hereto, is complete and accurate and among other things, contains all information necessary to make the payments to be made on the March 15, 2017 Payment Date pursuant to Section 5.04 of the Sale and Servicing Agreement for this Collection Period.

    (c)       The Depositor owns 5% of the Class A-1 Notes, 5% of the Class A-2 Notes, 5% of the Class A-3 Notes, 5% of the Class A-4 Notes, 5% of the Class B Notes, 5% of the Class C Notes and 5% percentage interest in the Certificates.

IN WITNESS WHEREOF, the undersigned, in my capacity as a Responsible Officer of Mechanics Bank as specified below, has caused this certificate to be executed as of the date first above written.

/s/ Nathan J. Duda
Nathan J. Duda
EVP, Chief Financial Officer

California Republic Auto Receivables Trust 2017-1
Pool ID:	CRAT171
Original Aggregate Note Balance	$419,789,000.00
Collection Period Start Date:	02/01/2017
Collection Period Ending Date:	02/28/2017
Prior Distribution Date:	N/A
Current Distribution Date:	03/15/2017

I.	SUMMARY
		Original Balance	Beginning Period Balance	Principal Distribution Amount	Ending Period Balance	Pool Factor

	Class A-1 Notes	$69,300,000.00	$69,300,000.00	$13,275,359.17	$56,024,640.83	0.808436
	Class A-2 Notes	$110,000,000.00	$110,000,000.00		$110,000,000.00	1.000000
	Class A-3 Notes	$100,000,000.00	$100,000,000.00		$100,000,000.00	1.000000
	Class A-4 Notes	$93,963,000.00	$93,963,000.00		$93,963,000.00	1.000000
	Class B Notes	$29,684,000.00	$29,684,000.00		$29,684,000.00	1.000000
	Class C Notes	$16,842,000.00	$16,842,000.00		$16,842,000.00	1.000000

	Total Note Balance	$419,789,000.00	$419,789,000.00	$13,275,359.17	$406,513,640.83	0.968376

			Beginning Period Balance		Ending Period Balance

	Overcollateralization		$1,264,018.86		$2,968,355.62
	Reserve Account Balance		$1,052,632.55		$1,052,632.55
	Net Pool Balance		$421,053,018.86		$409,481,996.45

				Beginning Period	Interest Distribution
			Coupon Rate	Balance	Amount

	Class A-1 Notes		0.90000%	$69,300,000.00	$46,777.50
	Class A-2 Notes		1.55000%	$110,000,000.00	$137,347.22
	Class A-3 Notes		1.90000%	$100,000,000.00	$153,055.56
	Class A-4 Notes		2.28000%	$93,963,000.00	$172,578.71
	Class B Notes		2.91000%	$29,684,000.00	$69,584.24
	Class C Notes		3.76000%	$16,842,000.00	$51,012.55

				$419,789,000.00	$630,355.78

II.	AVAILABLE FUNDS

	Interest Collections		$2,456,574.11
	Principal Collections		$11,571,022.41
	Repurchases		$-
	Liquidation Proceeds		$-
	Recoveries		$-
	Investment Earnings		$-
	Reimbursements of Prior Period Liquidation Expenses		$-
	Reimbursements of Prior Period Servicer Advances		$-
	Current Period Servicer Advances		$228,995.95

	Total Collections		$14,256,592.47

	Reserve Account Draw Amount		$-

	Total Available Funds		$14,256,592.47

III.	DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Amount Owed	Shortfall

	Servicing fees dues to master servicer	1.0000%	$350,877.5 2	$350,877.52	$-	$-
	Servicing fees dues to backup servicer		$-	$-	$-	$-
	Class A-1 Note Interest		$46,777.50	$46,777.50	$-	$-
	Class A-2 Note Interest		$137,347.22	$137,347.22	$-	$-
	Class A-3 Note Interest		$153,055.56	$153,055.56	$-	$-
	Class A-4 Note Interest		$172,578.71	$172,578.71	$-	$-
	First Allocation of Principal		$-	$-	$-	$-
	Class B Note Interest		$69,584.24	$69,584.24	$-	$-
	Second Allocation of Principal		$-	$-	$-	$-
	Class C Note Interest		$51,012.55	$51,012.55	$-	$-
	Third Allocation of Principal		$10,307,003.55	$10,307,003.55	$-	$-
	Reserve Account Deposit		$-	$-	$-	$-
	Regular Principal Distribution Amount		$2,968,355.62	$2,968,355.62	$(0.00)	$-
	Accrued and unpaid fees to owner/indenture trustees		$-	$-	$-	$-
	Asset Representation Review		$-	$-	$-	$-
	Remaining Funds to Certificate Holder		$-	$-	$-	$-

			$14,256,592.47	$14,256,592.47	$(0.00)	$-

	First Allocation of Principal		$-
	Second Allocation of Principal		$-
	Third Allocation of Principal		$10,307,003.55
	Regular Principal Distribution Amount		$2,968,355.62

	Total Allocable Principal		$13,275,359.17

California Republic Auto Receivables Trust 2017-1
Pool ID:	CRAT171
Original Aggregate Note Balance	$419,789,000.00
Collection Period Start Date:	02/01/2017
Collection Period Ending Date:	02/28/2017
Prior Distribution Date:	N/A
Current Distribution Date:	03/15/2017

IV.	POOL

	Pool Balance	$409,481,996.45
	Number of Receivables Outstanding	20,425
	Weighted Average Contract Rate	7.24%
	Weighted Average Maturity	66.1

	OVERCOLLATERALIZATION

	Target O/C Amount	$9,263,135.41
	Beginning Period O/C Amount	$1,264,018.86
	Ending Period O/C Amount	$2,968,355.62

	Overcollateralization Amount to Achieve Target	$6,294,779.79

V.	RESERVE ACCOUNT

	Specified Reserve Account Balance	$1,052,632.55
	Beginning Reserve Account Balance	$1,052,632.55
	Reserve Account Deposits	$-
	Reserve Account Earnings	$-
	Distribute Earnings- Collection Account	$-
	Reserve Account Draws	$-

	Ending Reserve Account Balance	$1,052,632.55

VI.	DELINQUENCY & LOSS
				% of Ending Pool
	Delinquency	Number	Amount	Balance

	30 - 59 Days	47	$930,079.44	0.227%
	60 - 89 Days	-	$-	0.000%
	90 + Days	-	$-	0.000%

	Total	47	930,079.44	0.227%

	Repossession Inventory	-	$-

		Current Period	Cumulative

	Losses	$-	$-
	Recoveries	$-	$-

	Net Losses	$-	$-

	Cumulative Net Loss Percentage		0.00%
	Cumulative Recovery Rate		0.00%

Mechanics Bank, as servicer, has delivered this information as required pursuant to Section 5.06 of the Sale and Servicing Agreement. The information is complete and accurate in all material aspects. No Event of Default, Servicer Termination Event has occurred and is continuing as certified by:

/s/ Nathan J. Duda	March 10, 2017
Nathan J. Duda	Date
EVP, Chief Financial Officer